Debentures (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of debenture

Schedule of debenture

Issue date	Issuer	Series	Maturity	Annual financial charges (%)	Sep/2021	Dec/2020
Mar-2013	DAC	Single	Mar-2025	IPCA + 6%	156,098	177,009
Sep-2013	Cetrel	Single	Sep-2025	126.5% of CDI	49,912	59,106
					206,010	236,115

Current liabilities					57,466	54,436
Non-current liabilities					148,544	181,679
Total					206,010	236,115

The maturity profile of the long-term debentures is as follows:	The maturity profile of the long-term debentures is as follows:
	Sep/2021	Dec/2020

2022	13,877	53,406
2023	55,641	53,417
2024	55,691	53,443
2025	23,335	21,413
Total	148,544	181,679